Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jul. 02, 2023	Jan. 01, 2023
Current assets
Cash and cash equivalents (Note 1)	$ 1,231	$ 1,231
Trade receivables, less allowances for credit losses ($29 and $35 as of July 2, 2023 and January 1, 2023, respectively)	2,096	2,122
Inventories (Notes 1 and 2)	2,026	2,226
Prepaid expenses and other receivables	643	175
Other current assets	223	123
Total current assets	6,219	5,877
Property, plant and equipment, net (Notes 1 and 3)	1,832	1,820
Intangible assets, net (Notes 1 and 4)	9,678	9,853
Goodwill (Notes 1 and 4)	9,081	9,185
Deferred taxes on income (Notes 1 and 11)	143	147
Other assets	589	434
Total assets	27,542	27,316
Current liabilities
Loans and notes payable	752	0
Accounts payable	2,354	1,829
Accrued liabilities	1,201	906
Accrued rebates, returns, and promotions	753	862
Accrued taxes on income	239	329
Total current liabilities	5,299	3,926
Employee related obligations	244	214
Long-term debt	7,684	0
Deferred taxes on income	2,682	2,428
Other liabilities	593	727
Total liabilities	16,502	7,295
Commitments and contingencies (Note 13)
Equity
Preferred stock, $0.01 par value, 750 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.01 par value, 12,500 shares authorized, 1,915 shares issued and outstanding	19	0
Additional paid-in capital	16,098	0
Retained earnings	430	0
Net investment from Parent (Note 1 and 9)	0	25,474
Accumulated other comprehensive loss (Note 7)	(5,507)	(5,453)
Total equity	11,040	20,021
Total Liabilities and Equity	$ 27,542	$ 27,316